ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of allocated assets and liabilities based upon fair values

The following table summarizes the allocation of the total consideration to the assets acquired, based on fair values as determined by the Company, as of the close date of the acquisition (stated in thousands):

Total purchase price	$1,365
Less fair value of amount paid to third-party vendor	(37)
Less fair value adjustment for issuance of common shares	(195)
Net purchase price	1,133

Equipment	248
Total assets acquired	248

Total goodwill	$885